united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 04/30

Date of reporting period: 7/31/18

Item 1. Schedule of Investments.

RISKPRO 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.54%
	ASSET ALLOCATION FUND - 11.50%
533,376	Ivy International Core Equity Fund	$10,763,521

	EQUITY FUNDS - 88.04%
663,062	Ivy Core Equity Fund - Institutional Class	11,716,301
450,769	Ivy Emerging Markets Equity Fund - Institutional Class	8,988,328
462,174	Ivy Global Equity Income Fund - Institutional Class	6,516,657
79,816	Ivy Global Growth Fund - Institutional Class	4,025,128
436,186	Ivy Large Cap Growth Fund - Institutional Class	11,240,526
349,051	Ivy Mid Cap Growth Fund - Institutional Class	9,780,417
123,503	Ivy Science and Technology Fund - Institutional Class	9,677,720
212,101	Ivy Securian Real Estate Securities Fund - Institutional Class	5,160,426
334,844	Ivy Small Cap Core Fund - Institutional Class	7,584,206
307,263	Ivy Value Fund - Institutional Class	7,690,795
		82,380,504

	TOTAL MUTUAL FUNDS (Cost - $90,046,088)	93,144,025

	SHORT-TERM INVESTMENT - 0.76%
	MONEY MARKET FUND - 0.76%
709,133	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	709,133
	TOTAL SHORT-TERM INVESTMENT (Cost - $709,133)

	TOTAL INVESTMENTS - 100.30% (Cost - $90,755,221)	$93,853,158
	OTHER ASSETS AND LIABILITIES - NET - (0.30)%	(279,545)
	TOTAL NET ASSETS - 100.00%	$93,573,613

* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.45%
	EQUITY FUNDS - 99.45%
659,345	DFA International Small Company Portfolio - Institutional Class	$13,793,507
1,087,589	SA Emerging Markets Value Fund - Select Class+	11,278,302
2,515,380	SA International Value Fund - Select Class	30,737,943
771,695	SA Real Estate Securities Fund - Select Class+	8,874,493
1,348,611	SA US Core Market Fund - Select Class	33,755,735
628,695	SA US Small Company Fund - Select Class	17,590,895
1,355,659	SA US Value Fund - Select Class	25,974,417
	TOTAL MUTUAL FUNDS (Cost - $143,121,181)	142,005,292

	SHORT-TERM INVESTMENT - 0.75%
	MONEY MARKET FUND - 0.75%
1,070,455	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	1,070,455
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,070,455)

	TOTAL INVESTMENTS - 100.20% (Cost - $144,191,636)	$143,075,747
	OTHER ASSETS AND LIABILITIES - NET - (0.20)%	(286,666)
	TOTAL NET ASSETS - 100.00%	$142,789,081

ETF - Exchange Traded Fund
+ Affiliated Company - RiskPro Aggressive 30+ Fund holds in excess of 5% of outstanding voting securities of this mutual fund.
* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO ALTERNATIVE 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.26%
	ALTERNATIVE FUNDS - 63.02%
861,696	PIMCO Dynamic Bond Fund - Institutional Class	$9,306,317
658,547	PIMCO EqS Long/Short Fund - Institutional Class	7,942,076
803,151	PIMCO RAE Worldwide Long/Short Plus Fund - Institutional Class	8,143,949
826,215	PIMCO Trends Managed Futures Strategy Fund - Institutional Class	7,807,730
		33,200,072
	DEBT FUNDS - 36.24%
929,417	PIMCO Credit Opportunity Bond Fund - Institutional Class	9,312,759
890,460	PIMCO Mortgage Opportunities & Bond Fund - Institutional Class	9,777,248
		19,090,007

	TOTAL MUTUAL FUNDS (Cost - $53,019,357)	52,290,079

	SHORT-TERM INVESTMENT - 0.92%
	MONEY MARKET FUND - 0.92%
486,518	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	486,518
	TOTAL SHORT-TERM INVESTMENT (Cost - $486,518)

	TOTAL INVESTMENTS - 100.18% (Cost - $53,505,875)	$52,776,597
	OTHER ASSETS AND LIABILITIES - NET - (0.18)%	(93,840)
	TOTAL NET ASSETS - 100.00%	$52,682,757

* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO DYNAMIC 0-10 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.18%
	DEBT FUNDS - 99.18%
394,613	PIMCO Diversified Income Fund - Institutional Class	$4,206,571
530,148	PIMCO International Bond Fund U.S. Dollar-Hedged Fund - Institutional Class	5,714,992
340,142	PIMCO Investment Grade Credit Bond Fund - Institutional Class	3,438,836
984,700	PIMCO Low Duration Income Fund - Institutional Class	8,399,490
677,277	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	7,436,499
476,730	PIMCO Real Return Fund - Institutional Class	5,139,153
2,294,887	PIMCO Total Return Fund - Institutional Class	22,880,025
	TOTAL MUTUAL FUNDS (Cost - $58,007,800)	57,215,566

	SHORT-TERM INVESTMENT - 0.98%
	MONEY MARKET FUND - 0.98%
567,364	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	567,364
	TOTAL SHORT-TERM INVESTMENT (Cost - $567,364)

	TOTAL INVESTMENTS - 100.16% (Cost - $58,575,164)	$57,782,930
	OTHER ASSETS AND LIABILITIES - NET - (0.16)%	(91,171)
	TOTAL NET ASSETS - 100.00%	$57,691,759

* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO DYNAMIC 15-25 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.49%
	DEBT FUNDS - 39.03%
546,520	PIMCO Diversified Income Fund - Institutional Class	$5,825,899
801,527	PIMCO International Bond Fund U.S. Dollar-Hedged Fund - Institutional Class	8,640,459
428,928	PIMCO Investment Grade Bond Fund - Institutional Class	4,336,459
1,355,797	PIMCO Low Duration Income Fund - Institutional Class	11,564,951
1,181,523	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	12,973,123
795,698	PIMCO Real Return Fund - Institutional Class	8,577,623
3,468,432	PIMCO Total Return Fund - Institutional Class	34,580,266
		86,498,780
	EQUITY FUNDS - 60.46%
2,037,996	PIMCO RAE Emerging Markets Fund - Institutional Class	22,662,514
1,829,033	PIMCO RAE International Fund - Institutional Class	20,046,204
2,479,374	PIMCO RAE U.S. Fund - Institutional Class	29,058,266
1,013,942	PIMCO RealEstateRealReturn Strategy Fund - Institutional Class	8,588,092
1,764,926	PIMCO StocksPlus Absolute Return Fund - Institutional Class	20,084,859
3,836,180	PIMCO StocksPLUS International Fund (U.S. Dollar Hedged Fund) - Institutional Class	33,528,212
		133,968,147

	TOTAL MUTUAL FUNDS (Cost - $220,376,507)	220,466,927

	SHORT-TERM INVESTMENT - 0.61%
	MONEY MARKET FUND - 0.61%
1,357,538	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	1,357,538
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,357,538)

	TOTAL INVESTMENTS - 100.10% (Cost - $221,734,045)	$221,824,465
	OTHER ASSETS AND LIABILITIES - NET - (0.10)%	(228,115)
	TOTAL NET ASSETS - 100.00%	$221,596,350

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO DYNAMIC 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUND - 8.34%
	EQUITY FUND - 8.34%
185,551	JPMorgan Diversified Return U.S. Equity ETF	$13,604,599
	TOTAL EXCHANGE TRADED FUND (Cost - $13,112,583)

	MUTUAL FUNDS - 91.49%
	ALTERNATIVE FUNDS - 7.92%
497,683	JPMorgan Hedged Equity Fund - Institutional Class	9,903,886
198,483	JPMorgan Multi-Manager Alternatives Fund - Institutional Class	3,016,946
		12,920,832
	DEBT FUNDS - 20.71%
1,998,786	JPMorgan Core Plus Bond Fund - Institutional Class	16,050,253
823,853	JPMorgan Emerging Markets Debt Fund - Institutional Class	6,500,201
1,119,293	JPMorgan Global Bond Opportunities Fund - Institutional Class	11,237,703
		33,788,157
	EQUITY FUNDS - 48.35%
345,694	JPMorgan Emerging Markets Equity Fund - Institutional Class	9,731,298
580,562	JPMorgan Growth Advantage Fund - Institutional Class	13,219,404
529,582	JPMorgan International Unconstrained Equity Fund - Institutional Class	11,041,783
596,283	JPMorgan Intrepid Mid Cap Fund - Institutional Class	14,602,982
1,116,025	JPMorgan Market Expansion Enhanced Index Fund - Institutional Class	13,570,867
525,469	JPMorgan U.S. Large Cap Core Plus Fund - Institutional Class	16,720,417
		78,886,751
	MIXED ALLOCATION FUND - 14.51%
1,271,669	JPMorgan Global Allocation Fund - Institutional Class	23,691,190

	TOTAL MUTUAL FUNDS (Cost - $148,325,678)	149,286,930

	SHORT-TERM INVESTMENT - 0.93%
	MONEY MARKET FUND - 0.93%
1,522,593	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	1,522,593
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,522,593)

	TOTAL INVESTMENTS - 100.76% (Cost - $162,960,854)	$164,414,122
	OTHER ASSETS AND LIABILITIES - NET - (0.76)%	(1,247,851)
	TOTAL NET ASSETS - 100.00%	$163,166,271

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO PFG 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.68%
	ALTERNATIVE FUNDS - 30.06%
978,557	BNY Mellon Absolute Insight Multi-Strategy Fund - Institutional Class	$12,300,458
420,870	Dreyfus Global Real Return Fund - Institutional Class	6,182,574
		18,483,032
	DEBT FUNDS - 56.50%
200,690	Dreyfus High Yield Fund - Institutional Class	1,230,230
237,602	Dreyfus Intermediate Term Income Fund - Institutional Class	3,055,566
1,427,274	Dreyfus/Standish Global Fixed Income Fund - Institutional Class	30,458,024
		34,743,820
	EQUITY FUNDS - 13.12%
521,149	BNY Mellon Income Stock Fund - Institutional Class	5,003,033
88,562	Dreyfus Opportunistic Midcap Value Fund - Institutional Class	3,065,114
		8,068,147

	TOTAL MUTUAL FUNDS (Cost - $60,945,814)	61,294,999

	SHORT-TERM INVESTMENT - 0.59%
	MONEY MARKET FUND - 0.59%
366,370	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	366,370
	TOTAL SHORT-TERM INVESTMENT (Cost - $366,370)

	TOTAL INVESTMENTS - 100.27% (Cost - $61,312,184)	$61,661,369
	OTHER ASSETS AND LIABILITIES - NET - (0.27)%	(168,098)
	TOTAL NET ASSETS - 100.00%	$61,493,271

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO PFG 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUND - 4.83%
	COMMODITY FUND - 4.83%
154,098	iShares Commodities Select Strategy ETF	$5,958,970
	TOTAL EXCHANGE TRADED FUND (Cost - $5,676,439)

	MUTUAL FUNDS - 94.77%
	EQUITY FUNDS - 94.77%
63,010	MFS Emerging Markets Equity Fund - Institutional Class	2,304,906
392,378	MFS Global Real Estate Fund - Institutional Class	6,344,751
152,729	MFS Growth Fund - Retail Class	16,606,200
366,888	MFS Institutional International Equity Fund - Institutional Class	9,539,078
276,855	MFS International Growth Fund - Retail Class	9,720,379
131,371	MFS International New Discovery Fund - Retail Class	4,802,928
664,135	MFS Mid Cap Growth Fund - Institutional Class	12,804,526
503,349	MFS Mid Cap Value Fund - Institutional Class	12,427,692
96,222	MFS New Discovery Fund - Retail Class	3,355,248
186,005	MFS New Discovery Value Fund - Institutional Class	3,041,184
244,844	MFS Research Fund - Retail Class	11,062,045
488,050	MFS Research International Fund - Retail Class	9,487,686
377,456	MFS Value Fund - Retail Class	15,358,702
	TOTAL MUTUAL FUNDS (Cost - $112,967,377)	116,855,325

	SHORT-TERM INVESTMENT - 0.58%
	MONEY MARKET FUND - 0.58%
718,354	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	718,354
	TOTAL SHORT-TERM INVESTMENT (Cost - $718,354)

	TOTAL INVESTMENTS - 100.18% (Cost - $119,362,170)	$123,532,649
	OTHER ASSETS AND LIABILITIES - NET - (0.18)%	(226,793)
	TOTAL NET ASSETS - 100.00%	$123,305,856

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO PFG AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.77%
	EQUITY FUNDS - 99.77%
323,109	Fidelity 500 Index Fund - Institutional Class	$31,822,963
1,457,991	Fidelity Emerging Markets Index Fund - Institutional Class	15,892,102
8,695,796	Wilshire International Equity Fund - Institutional Class+	96,175,501
707,174	Wilshire Large Company Growth - Institutional Class+	33,194,759
2,177,084	Wilshire Large Company Value - Institutional Class+	46,306,567
339,780	Wilshire Small Company Growth - Institutional Class+	10,186,599
398,254	Wilshire Small Company Value - Institutional Class+	9,928,461
	TOTAL MUTUAL FUNDS (Cost - $244,571,644)	243,506,952

	SHORT-TERM INVESTMENT - 0.48%
	MONEY MARKET FUND - 0.48%
1,176,275	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	1,176,275
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,176,275)

	TOTAL INVESTMENTS - 100.25% (Cost - $245,747,919)	$244,683,227
	OTHER ASSETS AND LIABILITIES - NET - (0.25)%	(612,487)
	TOTAL NET ASSETS - 100.00%	$244,070,740

+ Affiliated Company - RiskPro PFG Aggressive 30+ Fund holds in excess of 5% of outstanding voting securities of this mutual fund.
* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO PFG BALANCED 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 44.02%
	EQUITY FUNDS - 44.02%
120,609	Invesco QQQ Trust Series 1	$21,281,458
106,306	iShares Core S&P Mid-Cap ETF	21,059,219
192,780	iShares Core S&P Small-Cap ETF	16,609,925
146,006	Vanguard S&P 500 ETF	37,727,950
48,808	Vanguard Total Stock Market ETF	7,081,553
	TOTAL EXCHANGE TRADED FUNDS (Cost - $100,782,185)	103,760,105

	MUTUAL FUNDS - 55.13%
	ALTERNATIVE FUND - 2.44%
495,514	Litman Gregory Masters Alternative Strategies Fund - Institutional Class	5,762,832

	ASSET ALLOCATION FUNDS - 36.75%
1,090,208	American Balanced Fund - Retail Class	30,209,650
596,539	BlackRock Balanced Capital Fund, Inc. - Institutional Class	13,941,117
282,968	Columbia Balanced Fund - Institutional Class	11,819,586
1,232,512	Fidelity Balanced Fund - Institutional Class	30,640,245
		86,610,598
	DEBT FUNDS - 9.95%
430,760	Guggenheim Total Return Bond Fund - Institutional Class	11,548,682
1,116,841	Semper MBS Total Return Fund - Institutional Class	11,894,360
		23,443,042
	EQUITY FUND - 5.99%
1,087,980	GuideStone Defensive Market Strategies Fund - Investor Class^	14,121,987

	TOTAL MUTUAL FUNDS (Cost - $127,708,620)	129,938,459

	SHORT-TERM INVESTMENT - 0.97%
	MONEY MARKET FUND - 0.97%
2,286,686	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	2,286,686
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,286,686)

	TOTAL INVESTMENTS - 100.12% (Cost - $230,777,491)	$235,985,250
	OTHER ASSETS AND LIABILITIES - NET - (0.12)%	(287,366)
	TOTAL NET ASSETS - 100.00%	$235,697,884

ETF - Exchange Traded Fund
^ The value of this security has been determined in good faith under policies of the Board of Trustees.
* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO PFG EQUITY 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 79.35%
	EQUITY FUNDS - 79.35%
165,195	Amplify Online Retail ETF	$8,396,862
108,920	First Trust Dow Jones Internet Index Fund	14,747,768
112,096	Invesco QQQ Trust Series 1	19,779,339
580,922	iShares Core S&P Small-Cap ETF	50,052,240
565,584	iShares Edge MSCI Min Vol USA ETF	31,056,217
310,465	iShares Russell Exponential Technologies ETF	11,713,844
201,805	iShares Russell 1000 ETF	31,586,519
231,262	iShares Russell Mid-Cap ETF	50,063,598
286,933	iShares Russell Top 200 Growth ETF	23,095,237
434,122	iShares Russell Top 200 Value ETF+	22,882,571
	TOTAL EXCHANGE TRADED FUNDS (Cost - $246,978,454)	263,374,195

	MUTUAL FUNDS - 20.23%
	EQUITY FUNDS - 20.23%
743,968	Akre Focus Fund - Institutional Class	27,474,751
2,450,232	DoubleLine Shiller Enhanced CAPE/USA - Class I	39,669,249
	TOTAL MUTUAL FUNDS (Cost - $63,568,014)	67,144,000

	SHORT-TERM INVESTMENT - 0.52%
	MONEY MARKET FUND - 0.52%
1,718,740	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	1,718,740
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,718,740)

	TOTAL INVESTMENTS - 100.10% (Cost - $312,265,208)	$332,236,935
	OTHER ASSETS AND LIABILITIES - NET - (0.10)%	(312,077)
	TOTAL NET ASSETS - 100.00%	$331,924,858

ETF - Exchange Traded Fund
+ Affiliated Company - RiskPro PFG Equity 30+ Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.
* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO PFG GLOBAL 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 45.86%
	EQUITY FUNDS - 45.86%
139,500	iShares Core S&P Small-Cap ETF	$12,019,320
174,851	iShares MSCI ACWI ETF	12,816,578
317,039	Schwab U.S. Mid-Cap ETF	17,760,525
34,482	Vanguard S&P 500 ETF	8,910,149
183,131	Vanguard Total World Stock ETF	13,822,728
	TOTAL EXCHANGE TRADED FUNDS (Cost - $64,509,280)	65,329,300

	MUTUAL FUNDS - 53.82%
	EQUITY FUNDS - 53.82%
347,482	Calvert Emerging Markets Equity Fund - Class I	5,629,211
564,421	Matthews Japan Fund - Institutional Class	13,681,572
629,350	Morgan Stanley Institutional Fund, Inc. Global Opportunity Portfolio - Class I	15,954,010
206,619	Oppenheimer Global Opportunities Fund - Class I	15,066,689
634,316	T Rowe Price Global Stock Fund - Class I	26,343,155
	TOTAL MUTUAL FUNDS (Cost - $76,273,591)	76,674,637

	SHORT-TERM INVESTMENT - 1.13%
	MONEY MARKET FUND - 1.13%
1,616,304	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	1,616,304
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,616,304)

	TOTAL INVESTMENTS - 100.81% (Cost - $142,399,175)	$143,620,241
	OTHER ASSETS AND LIABILITIES - NET - (0.81)%	(1,154,242)
	TOTAL NET ASSETS - 100.00%	$142,465,999

* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RISKPRO TACTICAL 0-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.71%
	ALTERNATIVE FUND - 10.08%
905,934	Meeder Spectrum Fund - Institutional Class+	$10,880,271

	ASSET ALLOCATION FUNDS - 68.56%
5,172,729	Meeder Balanced Fund - Institutional Class+^	61,503,744
550,004	Meeder Conservative Allocation - Institutional Class^	12,512,586
		74,016,330
	EQUITY FUNDS - 21.07%
544,964	Meeder Moderate Allocation Fund - Institutional Class^	6,436,025
2,075,701	Meeder Muirfield Fund - Institutional Class	16,315,006
		22,751,031

	TOTAL MUTUAL FUNDS (Cost - $106,445,128)	107,647,632

	SHORT-TERM INVESTMENT - 0.56%
	MONEY MARKET FUND - 0.56%
601,407	Milestone Treasury Obligations Portfolio - Institutional Class, 1.74%* (a)	601,407
	TOTAL SHORT-TERM INVESTMENT (Cost - $601,407)

	TOTAL INVESTMENTS - 100.27% (Cost - $107,046,535)	$108,249,039
	OTHER ASSETS AND LIABILITIES - NET - (0.27)%	(296,318)
	TOTAL NET ASSETS - 100.00%	$107,952,721

ETF - Exchange Traded Fund
+ Affiliated Company - RiskPro Tactical 0-30 Fund holds in excess of 5% of outstanding voting securities of this mutual fund.
^ The value of this security has been determined in good faith under policies of the Board of Trustees.
* Money market fund; interest rate reflects seven day effective yield on July 31, 2018.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

RiskPro Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period. Acutal results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2018 for the Funds’ assets and liabilities measured at fair value:

RiskPro 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$93,144,025	$-	$-	$93,144,025
Short-Term Investment	709,133	-	-	709,133
Total	$93,853,158	$-	$-	$93,853,158

RiskPro Aggressive 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$142,005,292	$-	$-	$142,005,292
Short-Term Investment	1,070,455	-	-	1,070,455
Total	$143,075,747	$-	$-	$143,075,747

RiskPro Alternative 0-15 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$52,290,079	$-	$-	$52,290,079
Short-Term Investment	486,518	-	-	486,518
Total	$52,776,597	$-	$-	$52,776,597

RiskPro Dynamic 0-10 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$57,215,566	$-	$-	$57,215,566
Short-Term Investment	567,364	-	-	567,364
Total	$57,782,930	$-	$-	$57,782,930

RiskPro Dynamic 15-25 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$220,466,927	$-	$-	$220,466,927
Short-Term Investment	1,357,538	-	-	1,357,538
Total	$221,824,465	$-	$-	$221,824,465

RiskPro Dynamic 20-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$13,604,599	$-	$-	$13,604,599
Mutual Funds	149,286,930	-	-	149,286,930
Short-Term Investment	1,522,593	-	-	1,522,593
Total	$164,414,122	$-	$-	$164,414,122

RiskPro PFG 0-15 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$61,294,999	$-	$-	$61,294,999
Short-Term Investment	366,370	-	-	366,370
Total	$61,661,369	$-	$-	$61,661,369

RiskPro PFG 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,958,970	$-	$-	$5,958,970
Mutual Funds	116,855,325	-	-	116,855,325
Short-Term Investment	718,354	-	-	718,354
Total	$123,532,649	$-	$-	$123,532,649

RiskPro PFG Aggressive 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$243,506,952	$-	$-	$243,506,952
Short-Term Investment	1,176,275	-	-	1,176,275
Total	$244,683,227	$-	$-	$244,683,227

RiskPro PFG Balanced 20-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$103,760,105	$-	$-	$103,760,105
Mutual Funds	115,816,472	14,121,987	-	129,938,459
Short-Term Investment	2,286,686	-	-	2,286,686
Total	$221,863,263	$14,121,987	$-	$235,985,250

RiskPro PFG Equity 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$263,374,195	$-	$-	$263,374,195
Mutual Funds	67,144,000	-	-	67,144,000
Short-Term Investment	1,718,740	-	-	1,718,740
Total	$332,236,935	$-	$-	$332,236,935

RiskPro PFG Global 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$65,329,300	$-	$-	$65,329,300
Mutual Funds	76,674,637	-	-	76,674,637
Short-Term Investment	1,616,304	-	-	1,616,304
Total	$143,620,241	$-	$-	$143,620,241

RiskPro Tactical 0-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$27,195,277	$80,452,355	$-	$107,647,632
Short-Term Investments	601,407	-	-	601,407
Total	$27,796,684	$80,452,355	$-	$108,249,039

* Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period presented It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
RiskPro 30+ Fund	$90,755,221	$4,188,635	$(1,090,698)	$3,097,937
RiskPro Aggressive 30+ Fund	144,191,636	1,306,202	(2,422,091)	(1,115,889)
RiskPro Alternative 0-15 Fund	53,505,875	121,059	(850,337)	(729,278)
RiskPro Dynamic 0-10 Fund	58,575,164	39,968	(832,202)	(792,234)
RiskPro Dynamic 15-25 Fund	221,734,045	2,863,653	(2,773,233)	90,420
RiskPro Dynamic 20-30 Fund	162,960,854	3,372,900	(1,919,632)	1,453,268
RiskPro PFG 0-15 Fund	61,312,184	383,091	(33,906)	349,185
RiskPro PFG 30+ Fund	119,362,170	4,575,635	(405,156)	4,170,479
RiskPro PFG Aggressive 30+ Fund	245,747,919	2,336,731	(3,401,423)	(1,064,692)
RiskPro PFG Balanced 20-30 Fund	230,777,491	5,243,251	(35,492)	5,207,759
RiskPro PFG Equity 30+ Fund	312,265,208	19,971,727	-	19,971,727
RiskPro PFG Global 30+ Fund	142,399,175	2,782,135	(1,561,069)	1,221,066
RiskPro Tactical 0-30 Fund	107,046,535	1,361,493	(158,989)	1,202,504

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/28/2018

By (Signature and Title)

*/s/ James Colantino

James Colantino, Principal Financial Officer

Date 9/28/2018